Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	62 Months Ended	75 Months Ended	76 Months Ended	81 Months Ended	103 Months Ended	105 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000175097
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	14.62%	13.35%						11.73%
C000175098
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	19.71%	13.83%						11.64%
C000175099
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000184543
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000175100
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000175102
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000175103
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000175104
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000175105
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000019525
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	17.17%	9.85%							6.40%
C000019527
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	22.36%	10.33%							6.24%
C000054928
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000184533
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000019529
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000019528
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000054929
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
C000054930
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000155673
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000155674
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000155675
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000019522
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	2.86%	7.63%							7.86%
C000019524
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	7.26%	8.09%							7.69%
C000054925
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000184531
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000019521
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000054926
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
C000054927
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000155670
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000155671
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000155672
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000019537
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	(6.41%)	10.09%							7.09%
C000212762
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	(2.39%)	10.59%			5.67%
C000212765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000212764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000019538
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000212760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000212759
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000208652
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	31.40%	13.94%				20.11%
C000208648
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	37.33%	14.43%				20.27%
C000208649
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000208650
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000208651
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000208653
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000208654
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000208655
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000208656
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000209879
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	8.15%	16.71%		10.61%
C000209875
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	12.86%	17.21%		10.84%
C000209876
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000209877
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000209878
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000209880
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000209881
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000209882
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000209883
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000019515
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	7.17%	14.53%							9.60%
C000019517
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	11.87%	15.01%							9.43%
C000054922
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000184529
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000019519
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000019518
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000054923
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
C000054924
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000155667
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000155668
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000155669
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000101588
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	29.19%	12.23%							16.54%
C000101589
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	35.01%	12.72%							16.36%
C000101590
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000184541
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000101591
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000101592
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
C000101593
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000155685
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000155686
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000155687
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000208658
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	2.35%	5.01%		8.24%
C000208659
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	6.86%	5.47%		8.45%
C000208660
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000208661
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000208662
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000208664
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000208665
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000208667
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000208666
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000019658
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	10.57%	7.16%							5.02%
C000019660
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	15.43%	7.64%							4.86%
C000054937
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000184538
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000019662
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000019661
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000054938
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
C000054939
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000155679
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000155680
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000155681
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000065058
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	19.20%	12.82%							6.15%
C000065060
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	24.40%	13.31%							5.98%
C000065061
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000184539
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000065062
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000065063
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
C000065064
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000155682
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000155683
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000155684
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000019535
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	15.47%	7.70%							14.27%
C000221454
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	20.59%	8.17%	8.15%
C000221457
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000019536
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000019539
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	(7.55%)	7.79%							6.61%
C000019541
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	(3.55%)	8.26%							6.44%
C000054934
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000184535
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000019543
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000019542
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000054935
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
C000054936
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000155676
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000155677
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000155678
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000175097
Average Annual Return [Line Items]
Average Annual Return, Percent	21.60%	14.70%						12.48%
Without Sales Load [Member] | C000175098
Average Annual Return [Line Items]
Average Annual Return, Percent	20.71%	13.83%						11.64%
Without Sales Load [Member] | C000175099
Average Annual Return [Line Items]
Average Annual Return, Percent	21.69%	14.84%						12.64%
Without Sales Load [Member] | C000184543
Average Annual Return [Line Items]
Average Annual Return, Percent	22.14%	15.09%					12.81%
Without Sales Load [Member] | C000175100
Average Annual Return [Line Items]
Average Annual Return, Percent	21.87%	14.98%						12.76%
Without Sales Load [Member] | C000175102
Average Annual Return [Line Items]
Average Annual Return, Percent	21.31%	14.39%						12.19%
Without Sales Load [Member] | C000175103
Average Annual Return [Line Items]
Average Annual Return, Percent	21.67%	14.69%						12.48%
Without Sales Load [Member] | C000175104
Average Annual Return [Line Items]
Average Annual Return, Percent	21.92%	14.99%						12.76%
Without Sales Load [Member] | C000175105
Average Annual Return [Line Items]
Average Annual Return, Percent	22.06%	15.09%						12.84%
Without Sales Load [Member] | C000019525
Average Annual Return [Line Items]
Average Annual Return, Percent	24.30%	11.16%							7.03%
Without Sales Load [Member] | C000019527
Average Annual Return [Line Items]
Average Annual Return, Percent	23.36%	10.33%							6.24%
Without Sales Load [Member] | C000054928
Average Annual Return [Line Items]
Average Annual Return, Percent	24.52%	11.36%							7.26%
Without Sales Load [Member] | C000184533
Average Annual Return [Line Items]
Average Annual Return, Percent	24.64%	11.52%					8.58%
Without Sales Load [Member] | C000019529
Average Annual Return [Line Items]
Average Annual Return, Percent	24.60%	11.47%							7.37%
Without Sales Load [Member] | C000019528
Average Annual Return [Line Items]
Average Annual Return, Percent	24.06%	10.96%							6.84%
Without Sales Load [Member] | C000054929
Average Annual Return [Line Items]
Average Annual Return, Percent	23.87%	10.78%							6.66%
Without Sales Load [Member] | C000054930
Average Annual Return [Line Items]
Average Annual Return, Percent	24.01%	10.89%							6.77%
Without Sales Load [Member] | C000155673
Average Annual Return [Line Items]
Average Annual Return, Percent	24.31%	11.16%							7.04%
Without Sales Load [Member] | C000155674
Average Annual Return [Line Items]
Average Annual Return, Percent	24.60%	11.43%							7.29%
Without Sales Load [Member] | C000155675
Average Annual Return [Line Items]
Average Annual Return, Percent	24.66%	11.52%							7.41%
Without Sales Load [Member] | C000019522
Average Annual Return [Line Items]
Average Annual Return, Percent	9.13%	8.92%							8.50%
Without Sales Load [Member] | C000019524
Average Annual Return [Line Items]
Average Annual Return, Percent	8.26%	8.09%							7.69%
Without Sales Load [Member] | C000054925
Average Annual Return [Line Items]
Average Annual Return, Percent	9.27%	9.08%							8.66%
Without Sales Load [Member] | C000184531
Average Annual Return [Line Items]
Average Annual Return, Percent	9.48%	9.29%					8.95%
Without Sales Load [Member] | C000019521
Average Annual Return [Line Items]
Average Annual Return, Percent	9.39%	9.19%							8.77%
Without Sales Load [Member] | C000054926
Average Annual Return [Line Items]
Average Annual Return, Percent	8.69%	8.53%							8.12%
Without Sales Load [Member] | C000054927
Average Annual Return [Line Items]
Average Annual Return, Percent	8.83%	8.65%							8.23%
Without Sales Load [Member] | C000155670
Average Annual Return [Line Items]
Average Annual Return, Percent	9.12%	8.91%							8.50%
Without Sales Load [Member] | C000155671
Average Annual Return [Line Items]
Average Annual Return, Percent	9.38%	9.19%							8.78%
Without Sales Load [Member] | C000155672
Average Annual Return [Line Items]
Average Annual Return, Percent	9.47%	9.28%							8.86%
Without Sales Load [Member] | C000019537
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.70%)	11.41%							7.73%
Without Sales Load [Member] | C000212762
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.46%)	10.59%			5.67%
Without Sales Load [Member] | C000212765
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.46%)	11.70%			6.76%
Without Sales Load [Member] | C000212764
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.43%)	11.74%			6.82%
Without Sales Load [Member] | C000019538
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.47%)	11.69%							7.90%
Without Sales Load [Member] | C000212760
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.47%)	11.70%			6.76%
Without Sales Load [Member] | C000212759
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.43%)	11.73%			6.81%
Without Sales Load [Member] | C000208652
Average Annual Return [Line Items]
Average Annual Return, Percent	39.40%	15.30%				21.17%
Without Sales Load [Member] | C000208648
Average Annual Return [Line Items]
Average Annual Return, Percent	38.33%	14.43%				20.27%
Without Sales Load [Member] | C000208649
Average Annual Return [Line Items]
Average Annual Return, Percent	39.75%	15.58%				21.48%
Without Sales Load [Member] | C000208650
Average Annual Return [Line Items]
Average Annual Return, Percent	39.89%	15.71%				21.59%
Without Sales Load [Member] | C000208651
Average Annual Return [Line Items]
Average Annual Return, Percent	39.77%	15.60%				21.49%
Without Sales Load [Member] | C000208653
Average Annual Return [Line Items]
Average Annual Return, Percent	39.01%	15.01%				20.87%
Without Sales Load [Member] | C000208654
Average Annual Return [Line Items]
Average Annual Return, Percent	39.37%	15.30%				21.18%
Without Sales Load [Member] | C000208655
Average Annual Return [Line Items]
Average Annual Return, Percent	39.75%	15.59%				21.48%
Without Sales Load [Member] | C000208656
Average Annual Return [Line Items]
Average Annual Return, Percent	39.89%	15.71%				21.59%
Without Sales Load [Member] | C000209879
Average Annual Return [Line Items]
Average Annual Return, Percent	14.72%	18.10%		11.67%
Without Sales Load [Member] | C000209875
Average Annual Return [Line Items]
Average Annual Return, Percent	13.86%	17.21%		10.84%
Without Sales Load [Member] | C000209876
Average Annual Return [Line Items]
Average Annual Return, Percent	15.02%	18.39%		11.94%
Without Sales Load [Member] | C000209877
Average Annual Return [Line Items]
Average Annual Return, Percent	15.07%	18.42%		11.97%
Without Sales Load [Member] | C000209878
Average Annual Return [Line Items]
Average Annual Return, Percent	15.06%	18.38%		11.96%
Without Sales Load [Member] | C000209880
Average Annual Return [Line Items]
Average Annual Return, Percent	14.44%	17.81%		11.39%
Without Sales Load [Member] | C000209881
Average Annual Return [Line Items]
Average Annual Return, Percent	14.76%	18.10%		11.67%
Without Sales Load [Member] | C000209882
Average Annual Return [Line Items]
Average Annual Return, Percent	15.01%	18.39%		11.95%
Without Sales Load [Member] | C000209883
Average Annual Return [Line Items]
Average Annual Return, Percent	14.98%	18.40%		11.97%
Without Sales Load [Member] | C000019515
Average Annual Return [Line Items]
Average Annual Return, Percent	13.69%	15.88%							10.25%
Without Sales Load [Member] | C000019517
Average Annual Return [Line Items]
Average Annual Return, Percent	12.87%	15.01%							9.43%
Without Sales Load [Member] | C000054922
Average Annual Return [Line Items]
Average Annual Return, Percent	13.86%	16.04%							10.42%
Without Sales Load [Member] | C000184529
Average Annual Return [Line Items]
Average Annual Return, Percent	14.08%	16.25%					10.59%
Without Sales Load [Member] | C000019519
Average Annual Return [Line Items]
Average Annual Return, Percent	14.03%	16.17%							10.53%
Without Sales Load [Member] | C000019518
Average Annual Return [Line Items]
Average Annual Return, Percent	13.45%	15.64%							10.03%
Without Sales Load [Member] | C000054923
Average Annual Return [Line Items]
Average Annual Return, Percent	13.24%	15.45%							9.86%
Without Sales Load [Member] | C000054924
Average Annual Return [Line Items]
Average Annual Return, Percent	13.45%	15.60%							9.98%
Without Sales Load [Member] | C000155667
Average Annual Return [Line Items]
Average Annual Return, Percent	13.76%	15.88%							10.26%
Without Sales Load [Member] | C000155668
Average Annual Return [Line Items]
Average Annual Return, Percent	14.01%	16.17%							10.54%
Without Sales Load [Member] | C000155669
Average Annual Return [Line Items]
Average Annual Return, Percent	14.00%	16.24%							10.62%
Without Sales Load [Member] | C000101588
Average Annual Return [Line Items]
Average Annual Return, Percent	37.08%	13.57%							17.24%
Without Sales Load [Member] | C000101589
Average Annual Return [Line Items]
Average Annual Return, Percent	36.01%	12.72%							16.36%
Without Sales Load [Member] | C000101590
Average Annual Return [Line Items]
Average Annual Return, Percent	37.41%	13.86%							17.51%
Without Sales Load [Member] | C000184541
Average Annual Return [Line Items]
Average Annual Return, Percent	37.52%	13.94%					19.68%
Without Sales Load [Member] | C000101591
Average Annual Return [Line Items]
Average Annual Return, Percent	37.41%	13.86%							17.53%
Without Sales Load [Member] | C000101592
Average Annual Return [Line Items]
Average Annual Return, Percent	36.60%	13.18%							16.82%
Without Sales Load [Member] | C000101593
Average Annual Return [Line Items]
Average Annual Return, Percent	36.74%	13.29%							16.94%
Without Sales Load [Member] | C000155685
Average Annual Return [Line Items]
Average Annual Return, Percent	37.06%	13.57%							17.23%
Without Sales Load [Member] | C000155686
Average Annual Return [Line Items]
Average Annual Return, Percent	37.41%	13.86%							17.53%
Without Sales Load [Member] | C000155687
Average Annual Return [Line Items]
Average Annual Return, Percent	37.52%	13.94%							17.61%
Without Sales Load [Member] | C000208658
Average Annual Return [Line Items]
Average Annual Return, Percent	8.61%	6.26%		9.27%
Without Sales Load [Member] | C000208659
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%	5.47%		8.45%
Without Sales Load [Member] | C000208660
Average Annual Return [Line Items]
Average Annual Return, Percent	8.89%	6.53%		9.54%
Without Sales Load [Member] | C000208661
Average Annual Return [Line Items]
Average Annual Return, Percent	9.09%	6.67%		9.67%
Without Sales Load [Member] | C000208662
Average Annual Return [Line Items]
Average Annual Return, Percent	8.92%	6.53%		9.54%
Without Sales Load [Member] | C000208664
Average Annual Return [Line Items]
Average Annual Return, Percent	8.39%	6.01%		9.00%
Without Sales Load [Member] | C000208665
Average Annual Return [Line Items]
Average Annual Return, Percent	8.67%	6.27%		9.27%
Without Sales Load [Member] | C000208667
Average Annual Return [Line Items]
Average Annual Return, Percent	8.92%	6.54%		9.55%
Without Sales Load [Member] | C000208666
Average Annual Return [Line Items]
Average Annual Return, Percent	9.08%	6.67%		9.68%
Without Sales Load [Member] | C000019658
Average Annual Return [Line Items]
Average Annual Return, Percent	17.34%	8.44%							5.65%
Without Sales Load [Member] | C000019660
Average Annual Return [Line Items]
Average Annual Return, Percent	16.43%	7.64%							4.86%
Without Sales Load [Member] | C000054937
Average Annual Return [Line Items]
Average Annual Return, Percent	17.54%	8.61%							5.80%
Without Sales Load [Member] | C000184538
Average Annual Return [Line Items]
Average Annual Return, Percent	17.73%	8.80%					6.15%
Without Sales Load [Member] | C000019662
Average Annual Return [Line Items]
Average Annual Return, Percent	17.61%	8.72%							5.91%
Without Sales Load [Member] | C000019661
Average Annual Return [Line Items]
Average Annual Return, Percent	17.07%	8.23%							5.44%
Without Sales Load [Member] | C000054938
Average Annual Return [Line Items]
Average Annual Return, Percent	16.89%	8.07%							5.28%
Without Sales Load [Member] | C000054939
Average Annual Return [Line Items]
Average Annual Return, Percent	17.05%	8.18%							5.39%
Without Sales Load [Member] | C000155679
Average Annual Return [Line Items]
Average Annual Return, Percent	17.35%	8.45%							5.65%
Without Sales Load [Member] | C000155680
Average Annual Return [Line Items]
Average Annual Return, Percent	17.62%	8.71%							5.91%
Without Sales Load [Member] | C000155681
Average Annual Return [Line Items]
Average Annual Return, Percent	17.72%	8.80%							6.01%
Without Sales Load [Member] | C000065058
Average Annual Return [Line Items]
Average Annual Return, Percent	26.45%	14.17%							6.78%
Without Sales Load [Member] | C000065060
Average Annual Return [Line Items]
Average Annual Return, Percent	25.40%	13.31%							5.98%
Without Sales Load [Member] | C000065061
Average Annual Return [Line Items]
Average Annual Return, Percent	26.66%	14.37%							6.98%
Without Sales Load [Member] | C000184539
Average Annual Return [Line Items]
Average Annual Return, Percent	26.84%	14.55%					7.74%
Without Sales Load [Member] | C000065062
Average Annual Return [Line Items]
Average Annual Return, Percent	26.75%	14.50%							7.08%
Without Sales Load [Member] | C000065063
Average Annual Return [Line Items]
Average Annual Return, Percent	25.93%	13.78%							6.37%
Without Sales Load [Member] | C000065064
Average Annual Return [Line Items]
Average Annual Return, Percent	26.05%	13.87%							6.51%
Without Sales Load [Member] | C000155682
Average Annual Return [Line Items]
Average Annual Return, Percent	26.39%	14.15%							6.76%
Without Sales Load [Member] | C000155683
Average Annual Return [Line Items]
Average Annual Return, Percent	26.76%	14.48%							7.05%
Without Sales Load [Member] | C000155684
Average Annual Return [Line Items]
Average Annual Return, Percent	26.84%	14.55%							7.11%
Without Sales Load [Member] | C000019535
Average Annual Return [Line Items]
Average Annual Return, Percent	22.53%	8.98%							14.95%
Without Sales Load [Member] | C000221454
Average Annual Return [Line Items]
Average Annual Return, Percent	21.59%	8.17%	8.15%
Without Sales Load [Member] | C000221457
Average Annual Return [Line Items]
Average Annual Return, Percent	22.81%	9.24%	9.23%
Without Sales Load [Member] | C000019536
Average Annual Return [Line Items]
Average Annual Return, Percent	22.81%	9.24%							15.11%
Without Sales Load [Member] | C000019539
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.90%)	9.08%							7.24%
Without Sales Load [Member] | C000019541
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.65%)	8.26%							6.44%
Without Sales Load [Member] | C000054934
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.73%)	9.24%							7.40%
Without Sales Load [Member] | C000184535
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.56%)	9.46%					7.26%
Without Sales Load [Member] | C000019543
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.63%)	9.36%							7.51%
Without Sales Load [Member] | C000019542
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.08%)	8.85%							7.02%
Without Sales Load [Member] | C000054935
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.24%)	8.70%							6.87%
Without Sales Load [Member] | C000054936
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.13%)	8.81%							6.97%
Without Sales Load [Member] | C000155676
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.85%)	9.08%							7.24%
Without Sales Load [Member] | C000155677
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.63%)	9.35%							7.51%
Without Sales Load [Member] | C000155678
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.56%)	9.45%							7.61%
Lord Abbett Index: MSCI ACWI Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Index
Average Annual Return, Percent	22.64%	14.61%						12.07%
Lord Abbett Index: MSCI ACWI Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Index
Average Annual Return, Percent	22.64%	14.61%						12.07%
Lord Abbett Index: MSCI ACWI Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Index
Average Annual Return, Percent	22.64%	14.61%						12.07%
Lord Abbett Index: MSCI ACWI Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Index
Average Annual Return, Percent	22.64%	14.61%					11.80%
Lord Abbett Index: MSCI ACWI Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Index
Average Annual Return, Percent	22.64%	14.61%						12.07%
Lord Abbett Index: MSCI ACWI Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Index
Average Annual Return, Percent	22.64%	14.61%						12.07%
Lord Abbett Index: MSCI ACWI Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Index
Average Annual Return, Percent	22.64%	14.61%						12.07%
Lord Abbett Index: MSCI ACWI Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Index
Average Annual Return, Percent	22.64%	14.61%						12.07%
Lord Abbett Index: MSCI ACWI Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Index
Average Annual Return, Percent	22.64%	14.61%						12.07%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%					8.18%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%					15.13%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%			16.03%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%			16.03%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%			16.03%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%			16.03%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%			16.03%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%				16.60%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%				16.60%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%				16.60%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%				16.60%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%				16.60%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%				16.60%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%				16.60%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%				16.60%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%				16.60%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%		16.02%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%		16.02%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%		16.02%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%		16.02%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%		16.02%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%		16.02%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%		16.02%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%		16.02%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%		16.02%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%					15.13%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%					15.13%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: MSCI ACWI Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Index
Average Annual Return, Percent	22.64%	14.61%		12.81%
Lord Abbett Index: MSCI ACWI Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Index
Average Annual Return, Percent	22.64%	14.61%		12.81%
Lord Abbett Index: MSCI ACWI Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Index
Average Annual Return, Percent	22.64%	14.61%		12.81%
Lord Abbett Index: MSCI ACWI Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Index
Average Annual Return, Percent	22.64%	14.61%		12.81%
Lord Abbett Index: MSCI ACWI Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Index
Average Annual Return, Percent	22.64%	14.61%		12.81%
Lord Abbett Index: MSCI ACWI Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Index
Average Annual Return, Percent	22.64%	14.61%		12.81%
Lord Abbett Index: MSCI ACWI Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Index
Average Annual Return, Percent	22.64%	14.61%		12.81%
Lord Abbett Index: MSCI ACWI Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Index
Average Annual Return, Percent	22.64%	14.61%		12.81%
Lord Abbett Index: MSCI ACWI Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Index
Average Annual Return, Percent	22.64%	14.61%		12.81%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%					8.18%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%					8.18%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: MSCI EAFE Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	23.03%	12.33%							7.48%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%	15.47%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%	15.47%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%					15.13%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%							14.64%
Lord Abbett Index: MSCI ACWI GR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI GR USD
Average Annual Return, Percent	23.19%	15.14%						12.62%
Lord Abbett Index: MSCI ACWI GR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI GR USD
Average Annual Return, Percent	23.19%	15.14%						12.62%
Lord Abbett Index: MSCI ACWI GR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI GR USD
Average Annual Return, Percent	23.19%	15.14%						12.62%
Lord Abbett Index: MSCI ACWI GR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI GR USD
Average Annual Return, Percent	23.19%	15.14%					12.35%
Lord Abbett Index: MSCI ACWI GR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI GR USD
Average Annual Return, Percent	23.19%	15.14%						12.62%
Lord Abbett Index: MSCI ACWI GR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI GR USD
Average Annual Return, Percent	23.19%	15.14%						12.62%
Lord Abbett Index: MSCI ACWI GR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI GR USD
Average Annual Return, Percent	23.19%	15.14%						12.62%
Lord Abbett Index: MSCI ACWI GR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI GR USD
Average Annual Return, Percent	23.19%	15.14%						12.62%
Lord Abbett Index: MSCI ACWI GR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI GR USD
Average Annual Return, Percent	23.19%	15.14%						12.62%
Lord Abbett Index: MSCI ACWI Ex USA Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index with Net Dividends
Average Annual Return, Percent	24.93%	11.18%							7.67%
Lord Abbett Index: MSCI ACWI Ex USA Index with Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index with Gross Dividends
Average Annual Return, Percent	25.62%	11.75%							8.20%
Lord Abbett Index: MSCI ACWI Ex USA Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index with Net Dividends
Average Annual Return, Percent	24.93%	11.18%							7.67%
Lord Abbett Index: MSCI ACWI Ex USA Index with Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index with Gross Dividends
Average Annual Return, Percent	25.62%	11.75%							8.20%
Lord Abbett Index: MSCI ACWI Ex USA Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index with Net Dividends
Average Annual Return, Percent	24.93%	11.18%							7.67%
Lord Abbett Index: MSCI ACWI Ex USA Index with Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index with Gross Dividends
Average Annual Return, Percent	25.62%	11.75%							8.20%
Lord Abbett Index: MSCI ACWI Ex USA Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index with Net Dividends
Average Annual Return, Percent	24.93%	11.18%					8.00%
Lord Abbett Index: MSCI ACWI Ex USA Index with Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index with Gross Dividends
Average Annual Return, Percent	25.62%	11.75%					8.53%
Lord Abbett Index: MSCI ACWI Ex USA Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index with Net Dividends
Average Annual Return, Percent	24.93%	11.18%							7.67%
Lord Abbett Index: MSCI ACWI Ex USA Index with Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index with Gross Dividends
Average Annual Return, Percent	25.62%	11.75%							8.20%
Lord Abbett Index: MSCI ACWI Ex USA Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index with Net Dividends
Average Annual Return, Percent	24.93%	11.18%							7.67%
Lord Abbett Index: MSCI ACWI Ex USA Index with Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index with Gross Dividends
Average Annual Return, Percent	25.62%	11.75%							8.20%
Lord Abbett Index: MSCI ACWI Ex USA Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index with Net Dividends
Average Annual Return, Percent	24.93%	11.18%							7.67%
Lord Abbett Index: MSCI ACWI Ex USA Index with Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index with Gross Dividends
Average Annual Return, Percent	25.62%	11.75%							8.20%
Lord Abbett Index: MSCI ACWI Ex USA Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index with Net Dividends
Average Annual Return, Percent	24.93%	11.18%							7.67%
Lord Abbett Index: MSCI ACWI Ex USA Index with Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index with Gross Dividends
Average Annual Return, Percent	25.62%	11.75%							8.20%
Lord Abbett Index: MSCI ACWI Ex USA Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index with Net Dividends
Average Annual Return, Percent	24.93%	11.18%							7.67%
Lord Abbett Index: MSCI ACWI Ex USA Index with Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index with Gross Dividends
Average Annual Return, Percent	25.62%	11.75%							8.20%
Lord Abbett Index: MSCI ACWI Ex USA Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index with Net Dividends
Average Annual Return, Percent	24.93%	11.18%							7.67%
Lord Abbett Index: MSCI ACWI Ex USA Index with Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index with Gross Dividends
Average Annual Return, Percent	25.62%	11.75%							8.20%
Lord Abbett Index: MSCI ACWI Ex USA Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index with Net Dividends
Average Annual Return, Percent	24.93%	11.18%							7.67%
Lord Abbett Index: MSCI ACWI Ex USA Index with Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index with Gross Dividends
Average Annual Return, Percent	25.62%	11.75%							8.20%
Lord Abbett Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%	11.50%							9.36%
Lord Abbett Index: S&P Developed Ex US Small 15% + Russell 2000 85%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex US Small 15% + Russell 2000 85%
Average Annual Return, Percent	16.23%	11.29%							9.16%
Lord Abbett Index: Lipper Small-Cap Core Category Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Small-Cap Core Category Funds Average
Average Annual Return, Percent	6.08%	12.21%							8.37%
Lord Abbett Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%	11.50%							9.36%
Lord Abbett Index: S&P Developed Ex US Small 15% + Russell 2000 85%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex US Small 15% + Russell 2000 85%
Average Annual Return, Percent	16.23%	11.29%							9.16%
Lord Abbett Index: Lipper Small-Cap Core Category Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Small-Cap Core Category Funds Average
Average Annual Return, Percent	6.08%	12.21%							8.37%
Lord Abbett Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%	11.50%							9.36%
Lord Abbett Index: S&P Developed Ex US Small 15% + Russell 2000 85%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex US Small 15% + Russell 2000 85%
Average Annual Return, Percent	16.23%	11.29%							9.16%
Lord Abbett Index: Lipper Small-Cap Core Category Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Small-Cap Core Category Funds Average
Average Annual Return, Percent	6.08%	12.21%							8.37%
Lord Abbett Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%	11.50%					8.63%
Lord Abbett Index: S&P Developed Ex US Small 15% + Russell 2000 85%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex US Small 15% + Russell 2000 85%
Average Annual Return, Percent	16.23%	11.29%					8.52%
Lord Abbett Index: Lipper Small-Cap Core Category Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Small-Cap Core Category Funds Average
Average Annual Return, Percent	6.08%	12.21%					7.74%
Lord Abbett Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%	11.50%							9.36%
Lord Abbett Index: S&P Developed Ex US Small 15% + Russell 2000 85%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex US Small 15% + Russell 2000 85%
Average Annual Return, Percent	16.23%	11.29%							9.16%
Lord Abbett Index: Lipper Small-Cap Core Category Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Small-Cap Core Category Funds Average
Average Annual Return, Percent	6.08%	12.21%							8.37%
Lord Abbett Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%	11.50%							9.36%
Lord Abbett Index: S&P Developed Ex US Small 15% + Russell 2000 85%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex US Small 15% + Russell 2000 85%
Average Annual Return, Percent	16.23%	11.29%							9.16%
Lord Abbett Index: Lipper Small-Cap Core Category Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Small-Cap Core Category Funds Average
Average Annual Return, Percent	6.08%	12.21%							8.37%
Lord Abbett Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%	11.50%							9.36%
Lord Abbett Index: S&P Developed Ex US Small 15% + Russell 2000 85%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex US Small 15% + Russell 2000 85%
Average Annual Return, Percent	16.23%	11.29%							9.16%
Lord Abbett Index: Lipper Small-Cap Core Category Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Small-Cap Core Category Funds Average
Average Annual Return, Percent	6.08%	12.21%							8.37%
Lord Abbett Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%	11.50%							9.36%
Lord Abbett Index: S&P Developed Ex US Small 15% + Russell 2000 85%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex US Small 15% + Russell 2000 85%
Average Annual Return, Percent	16.23%	11.29%							9.16%
Lord Abbett Index: Lipper Small-Cap Core Category Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Small-Cap Core Category Funds Average
Average Annual Return, Percent	6.08%	12.21%							8.37%
Lord Abbett Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%	11.50%							9.36%
Lord Abbett Index: S&P Developed Ex US Small 15% + Russell 2000 85%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex US Small 15% + Russell 2000 85%
Average Annual Return, Percent	16.23%	11.29%							9.16%
Lord Abbett Index: Lipper Small-Cap Core Category Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Small-Cap Core Category Funds Average
Average Annual Return, Percent	6.08%	12.21%							8.37%
Lord Abbett Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%	11.50%							9.36%
Lord Abbett Index: S&P Developed Ex US Small 15% + Russell 2000 85%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex US Small 15% + Russell 2000 85%
Average Annual Return, Percent	16.23%	11.29%							9.16%
Lord Abbett Index: Lipper Small-Cap Core Category Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Small-Cap Core Category Funds Average
Average Annual Return, Percent	6.08%	12.21%							8.37%
Lord Abbett Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	9.87%	13.85%							8.66%
Lord Abbett Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%	11.50%							9.36%
Lord Abbett Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	9.87%	13.85%			8.49%
Lord Abbett Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%	11.50%			8.96%
Lord Abbett Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	9.87%	13.85%			8.49%
Lord Abbett Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%	11.50%			8.96%
Lord Abbett Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	9.87%	13.85%			8.49%
Lord Abbett Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%	11.50%			8.96%
Lord Abbett Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	9.87%	13.85%							8.66%
Lord Abbett Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%	11.50%							9.36%
Lord Abbett Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	9.87%	13.85%			8.49%
Lord Abbett Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%	11.50%			8.96%
Lord Abbett Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	9.87%	13.85%			8.49%
Lord Abbett Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	14.41%	11.50%			8.96%
Lord Abbett Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.70%	19.27%				21.04%
Lord Abbett Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.70%	19.27%				21.04%
Lord Abbett Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.70%	19.27%				21.04%
Lord Abbett Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.70%	19.27%				21.04%
Lord Abbett Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.70%	19.27%				21.04%
Lord Abbett Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.70%	19.27%				21.04%
Lord Abbett Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.70%	19.27%				21.04%
Lord Abbett Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.70%	19.27%				21.04%
Lord Abbett Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.70%	19.27%				21.04%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%		10.21%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%		10.21%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%		10.21%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%		10.21%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%		10.21%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%		10.21%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%		10.21%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%		10.21%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%		10.21%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%							9.97%
Lord Abbett Index: Russell 3000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Index
Average Annual Return, Percent	11.06%	14.26%							9.89%
Lord Abbett Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%							14.08%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%							9.97%
Lord Abbett Index: Russell 3000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Index
Average Annual Return, Percent	11.06%	14.26%							9.89%
Lord Abbett Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%							14.08%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%							9.97%
Lord Abbett Index: Russell 3000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Index
Average Annual Return, Percent	11.06%	14.26%							9.89%
Lord Abbett Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%							14.08%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%					9.48%
Lord Abbett Index: Russell 3000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Index
Average Annual Return, Percent	11.06%	14.26%					9.33%
Lord Abbett Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%					14.47%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%							9.97%
Lord Abbett Index: Russell 3000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Index
Average Annual Return, Percent	11.06%	14.26%							9.89%
Lord Abbett Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%							14.08%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%							9.97%
Lord Abbett Index: Russell 3000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Index
Average Annual Return, Percent	11.06%	14.26%							9.89%
Lord Abbett Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%							14.08%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%							9.97%
Lord Abbett Index: Russell 3000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Index
Average Annual Return, Percent	11.06%	14.26%							9.89%
Lord Abbett Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%							14.08%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%							9.97%
Lord Abbett Index: Russell 3000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Index
Average Annual Return, Percent	11.06%	14.26%							9.89%
Lord Abbett Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%							14.08%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%							9.97%
Lord Abbett Index: Russell 3000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Index
Average Annual Return, Percent	11.06%	14.26%							9.89%
Lord Abbett Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%							14.08%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%							9.97%
Lord Abbett Index: Russell 3000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Index
Average Annual Return, Percent	11.06%	14.26%							9.89%
Lord Abbett Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%							14.08%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%							9.97%
Lord Abbett Index: Russell 3000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Index
Average Annual Return, Percent	11.06%	14.26%							9.89%
Lord Abbett Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%							14.08%
Lord Abbett Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.70%	19.27%							18.29%
Lord Abbett Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	30.16%	18.70%							17.77%
Lord Abbett Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.70%	19.27%							18.29%
Lord Abbett Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	30.16%	18.70%							17.77%
Lord Abbett Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.70%	19.27%							18.29%
Lord Abbett Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	30.16%	18.70%							17.77%
Lord Abbett Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.70%	19.27%					19.67%
Lord Abbett Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	30.16%	18.70%					19.06%
Lord Abbett Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.70%	19.27%							18.29%
Lord Abbett Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	30.16%	18.70%							17.77%
Lord Abbett Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.70%	19.27%							18.29%
Lord Abbett Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	30.16%	18.70%							17.77%
Lord Abbett Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.70%	19.27%							18.29%
Lord Abbett Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	30.16%	18.70%							17.77%
Lord Abbett Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.70%	19.27%							18.29%
Lord Abbett Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	30.16%	18.70%							17.77%
Lord Abbett Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.70%	19.27%							18.29%
Lord Abbett Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	30.16%	18.70%							17.77%
Lord Abbett Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.70%	19.27%							18.29%
Lord Abbett Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	30.16%	18.70%							17.77%
Lord Abbett Index: MSCI ACWI Health Care Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Health Care Index with Net Dividends
Average Annual Return, Percent	0.06%	6.91%		7.97%
Lord Abbett Index: MSCI ACWI Health Care Index with Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Health Care Index with Gross Dividends
Average Annual Return, Percent	0.56%	7.42%		8.48%
Lord Abbett Index: MSCI ACWI Health Care Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Health Care Index with Net Dividends
Average Annual Return, Percent	0.06%	6.91%		7.97%
Lord Abbett Index: MSCI ACWI Health Care Index with Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Health Care Index with Gross Dividends
Average Annual Return, Percent	0.56%	7.42%		8.48%
Lord Abbett Index: MSCI ACWI Health Care Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Health Care Index with Net Dividends
Average Annual Return, Percent	0.06%	6.91%		7.97%
Lord Abbett Index: MSCI ACWI Health Care Index with Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Health Care Index with Gross Dividends
Average Annual Return, Percent	0.56%	7.42%		8.48%
Lord Abbett Index: MSCI ACWI Health Care Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Health Care Index with Net Dividends
Average Annual Return, Percent	0.06%	6.91%		7.97%
Lord Abbett Index: MSCI ACWI Health Care Index with Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Health Care Index with Gross Dividends
Average Annual Return, Percent	0.56%	7.42%		8.48%
Lord Abbett Index: MSCI ACWI Health Care Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Health Care Index with Net Dividends
Average Annual Return, Percent	0.06%	6.91%		7.97%
Lord Abbett Index: MSCI ACWI Health Care Index with Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Health Care Index with Gross Dividends
Average Annual Return, Percent	0.56%	7.42%		8.48%
Lord Abbett Index: MSCI ACWI Health Care Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Health Care Index with Net Dividends
Average Annual Return, Percent	0.06%	6.91%		7.97%
Lord Abbett Index: MSCI ACWI Health Care Index with Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Health Care Index with Gross Dividends
Average Annual Return, Percent	0.56%	7.42%		8.48%
Lord Abbett Index: MSCI ACWI Health Care Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Health Care Index with Net Dividends
Average Annual Return, Percent	0.06%	6.91%		7.97%
Lord Abbett Index: MSCI ACWI Health Care Index with Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Health Care Index with Gross Dividends
Average Annual Return, Percent	0.56%	7.42%		8.48%
Lord Abbett Index: MSCI ACWI Health Care Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Health Care Index with Net Dividends
Average Annual Return, Percent	0.06%	6.91%		7.97%
Lord Abbett Index: MSCI ACWI Health Care Index with Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Health Care Index with Gross Dividends
Average Annual Return, Percent	0.56%	7.42%		8.48%
Lord Abbett Index: MSCI ACWI Health Care Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Health Care Index with Net Dividends
Average Annual Return, Percent	0.06%	6.91%		7.97%
Lord Abbett Index: MSCI ACWI Health Care Index with Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Health Care Index with Gross Dividends
Average Annual Return, Percent	0.56%	7.42%		8.48%
Lord Abbett Index: S&P Developed Ex US Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex US Small Cap Index
Average Annual Return, Percent	25.35%	9.36%							7.35%
Lord Abbett Index: S&P Developed Ex US Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex US Small Cap Index
Average Annual Return, Percent	25.35%	9.36%							7.35%
Lord Abbett Index: S&P Developed Ex US Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex US Small Cap Index
Average Annual Return, Percent	25.35%	9.36%							7.35%
Lord Abbett Index: S&P Developed Ex US Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex US Small Cap Index
Average Annual Return, Percent	25.35%	9.36%					7.27%
Lord Abbett Index: S&P Developed Ex US Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex US Small Cap Index
Average Annual Return, Percent	25.35%	9.36%							7.35%
Lord Abbett Index: S&P Developed Ex US Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex US Small Cap Index
Average Annual Return, Percent	25.35%	9.36%							7.35%
Lord Abbett Index: S&P Developed Ex US Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex US Small Cap Index
Average Annual Return, Percent	25.35%	9.36%							7.35%
Lord Abbett Index: S&P Developed Ex US Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex US Small Cap Index
Average Annual Return, Percent	25.35%	9.36%							7.35%
Lord Abbett Index: S&P Developed Ex US Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex US Small Cap Index
Average Annual Return, Percent	25.35%	9.36%							7.35%
Lord Abbett Index: S&P Developed Ex US Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex US Small Cap Index
Average Annual Return, Percent	25.35%	9.36%							7.35%
Lord Abbett Index: S&P Developed Ex US Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex US Small Cap Index
Average Annual Return, Percent	25.35%	9.36%							7.35%
Lord Abbett Index: MSCI EAFE Value Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index with Net Dividends
Average Annual Return, Percent	29.55%	16.79%							7.47%
Lord Abbett Index: MSCI EAFE Value Index with the Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index with the Gross Dividends
Average Annual Return, Percent	30.46%	17.59%							8.16%
Lord Abbett Index: MSCI EAFE Value Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index with Net Dividends
Average Annual Return, Percent	29.55%	16.79%							7.47%
Lord Abbett Index: MSCI EAFE Value Index with the Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index with the Gross Dividends
Average Annual Return, Percent	30.46%	17.59%							8.16%
Lord Abbett Index: MSCI EAFE Value Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index with Net Dividends
Average Annual Return, Percent	29.55%	16.79%							7.47%
Lord Abbett Index: MSCI EAFE Value Index with the Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index with the Gross Dividends
Average Annual Return, Percent	30.46%	17.59%							8.16%
Lord Abbett Index: MSCI EAFE Value Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index with Net Dividends
Average Annual Return, Percent	29.55%	16.79%					8.06%
Lord Abbett Index: MSCI EAFE Value Index with the Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index with the Gross Dividends
Average Annual Return, Percent	30.46%	17.59%					8.76%
Lord Abbett Index: MSCI EAFE Value Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index with Net Dividends
Average Annual Return, Percent	29.55%	16.79%							7.47%
Lord Abbett Index: MSCI EAFE Value Index with the Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index with the Gross Dividends
Average Annual Return, Percent	30.46%	17.59%							8.16%
Lord Abbett Index: MSCI EAFE Value Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index with Net Dividends
Average Annual Return, Percent	29.55%	16.79%							7.47%
Lord Abbett Index: MSCI EAFE Value Index with the Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index with the Gross Dividends
Average Annual Return, Percent	30.46%	17.59%							8.16%
Lord Abbett Index: MSCI EAFE Value Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index with Net Dividends
Average Annual Return, Percent	29.55%	16.79%							7.47%
Lord Abbett Index: MSCI EAFE Value Index with the Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index with the Gross Dividends
Average Annual Return, Percent	30.46%	17.59%							8.16%
Lord Abbett Index: MSCI EAFE Value Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index with Net Dividends
Average Annual Return, Percent	29.55%	16.79%							7.47%
Lord Abbett Index: MSCI EAFE Value Index with the Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index with the Gross Dividends
Average Annual Return, Percent	30.46%	17.59%							8.16%
Lord Abbett Index: MSCI EAFE Value Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index with Net Dividends
Average Annual Return, Percent	29.55%	16.79%							7.47%
Lord Abbett Index: MSCI EAFE Value Index with the Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index with the Gross Dividends
Average Annual Return, Percent	30.46%	17.59%							8.16%
Lord Abbett Index: MSCI EAFE Value Index with Net Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index with Net Dividends
Average Annual Return, Percent	29.55%	16.79%							7.47%
Lord Abbett Index: MSCI EAFE Value Index with the Gross Dividends
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index with the Gross Dividends
Average Annual Return, Percent	30.46%	17.59%							8.16%
Lord Abbett Index: Russell Micro Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Micro Cap Growth Index
Average Annual Return, Percent	35.58%	9.33%							8.02%
Lord Abbett Index: Russell Microcap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Microcap Index
Average Annual Return, Percent	27.22%	12.68%							9.23%
Lord Abbett Index: Russell Micro Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Micro Cap Growth Index
Average Annual Return, Percent	35.58%	9.33%	8.08%
Lord Abbett Index: Russell Microcap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Microcap Index
Average Annual Return, Percent	27.22%	12.68%	11.60%
Lord Abbett Index: Russell Micro Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Micro Cap Growth Index
Average Annual Return, Percent	35.58%	9.33%	8.08%
Lord Abbett Index: Russell Microcap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Microcap Index
Average Annual Return, Percent	27.22%	12.68%	11.60%
Lord Abbett Index: Russell Micro Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Micro Cap Growth Index
Average Annual Return, Percent	35.58%	9.33%							8.02%
Lord Abbett Index: Russell Microcap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Microcap Index
Average Annual Return, Percent	27.22%	12.68%							9.23%
Lord Abbett Index: Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	11.94%	11.84%							9.99%
Lord Abbett Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	10.11%	14.39%							9.02%
Lord Abbett Index: Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	11.94%	11.84%							9.99%
Lord Abbett Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	10.11%	14.39%							9.02%
Lord Abbett Index: Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	11.94%	11.84%							9.99%
Lord Abbett Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	10.11%	14.39%							9.02%
Lord Abbett Index: Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	11.94%	11.84%					9.59%
Lord Abbett Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	10.11%	14.39%					8.00%
Lord Abbett Index: Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	11.94%	11.84%							9.99%
Lord Abbett Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	10.11%	14.39%							9.02%
Lord Abbett Index: Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	11.94%	11.84%							9.99%
Lord Abbett Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	10.11%	14.39%							9.02%
Lord Abbett Index: Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	11.94%	11.84%							9.99%
Lord Abbett Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	10.11%	14.39%							9.02%
Lord Abbett Index: Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	11.94%	11.84%							9.99%
Lord Abbett Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	10.11%	14.39%							9.02%
Lord Abbett Index: Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	11.94%	11.84%							9.99%
Lord Abbett Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	10.11%	14.39%							9.02%
Lord Abbett Index: Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	11.94%	11.84%							9.99%
Lord Abbett Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	10.11%	14.39%							9.02%
Lord Abbett Index: Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	11.94%	11.84%							9.99%
Lord Abbett Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	10.11%	14.39%							9.02%